EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
Income (loss) earnings per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the Years Ended June 30,
	2022	2021	2020
Net income (loss) attributable to the Company	$3,235,559	$1,512,364	$(8,441,559)
Weighted average number of common shares outstanding - Basic	33,711,659	27,499,367	25,913,631
Dilutive securities -unexercised warrants and options	301,975	55,444	-
Weighted average number of common shares outstanding – diluted	34,013,634	27,554,811	25,913,631

Earnings (loss) per share - Basic	$0.10	$0.05	$(0.33)
Earnings (loss) per share – Diluted	$0.10	$0.05	$(0.33)